FINANCIAL RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 4,100
Sensitivity analysis for possible change in risk variable, percent change	1.00%
Sensitivity analysis for possible change in risk variable, impact on equity	$ 30	$ 39
Interest rate risk | Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	100
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,148	4,440
Borrowings	4,700	4,800
Net debt	578	$ 342
Undrawn borrowing facilities	$ 3,000
Required ratio of debt to total capitalization	0.60
Debt to total capitalization ratio, actual	0.02